Reverse Recapitalization - Business Combination (Details) $ / shares in Units, $ in Millions	Mar. 26, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares
Reverse Recapitalization [Line Items]
Conversion price | $ / shares		$ 3.50
Concord III
Reverse Recapitalization [Line Items]
Transaction costs incurred in acquisition | $	$ 13.1
Conversion price | $ / shares		$ 1.00
Concord III | PIPE financing
Reverse Recapitalization [Line Items]
Transaction costs incurred in acquisition | $	0.9
Legacy G C T
Reverse Recapitalization [Line Items]
Transaction costs incurred in acquisition | $	$ 8.9
Legacy G C T | Concord III
Reverse Recapitalization [Line Items]
Percentage of ownership acquired	100.00%
Net proceeds received on acquisition | $	$ 17.1
Share price in business acquisition | $ / shares	$ 10.00
Stock exchange ratio	0.1868
Legacy G C T | Concord III | Convertible debt
Reverse Recapitalization [Line Items]
Conversion price | $ / shares	$ 6.67